Offerings - Offering: 1	Sep. 23, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 83,400,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 12,309.84